DERIVATIVE LIABILITIES (TABLES)	9 Months Ended
Sep. 30, 2015
DERIVATIVE LIABILITIES (TABLES):
Activity for derivative warrant liabilities

Activity for derivative warrant liabilities during the nine months ended September 30, 2015 was as follows:

Balance at December 31, 2014	$269,929
Initial valuation of derivative liabilities upon issuance of new warrants (VC Advisors) – 250,000 warrants	19,509
Decrease in fair value of derivative liability	(39,864)
Balance at September 30, 2015	$249,574

Derivative conversion feature on convertible debt

Activity for derivative liabilities related to the variable conversion features on convertible debt during the nine months ended September 30, 2015 was as follows:

Lender	Balance at December 31, 2014	Initial valuation of derivative liabilities upon issuance of variable feature convertible notes	Debt extinguishment /conversions	Change in fair value of derivative liability	Balance at September 30, 2015

Bluestem Advisors	$-	$229,228	$(162,125)	$23,712	$90,815
Carebourn Capital	-	1,285,894	(203,269)	(317,671)	764,954
GHS Investments	-	295,488	(93,934)	(115,550)	86,004
JMJ Financial	58,115	25,000	(55,478)	85,867	113,504
JSJ Investments	-	44,000	-	62,799	106,799
KBM	66,282	45,000	(78,912)	(32,370)	-
LG	110,867	406,707	(176,374)	347,805	689,005
RDW Capital	-	224,594	(168,673)	114,801	170,722
SBI Investments	-	758,819	(188,602)	567,442	1,137,659
VGI	-	128,716	(49,533)	7,328	86,511
Adar Bays	-	37,500	(59,520)	22,020	-
Crown Bridge Partners	-	140,000	(541,419)	401,419	-
EMA Financial	-	71,500	(327,585)	256,085	-
FireRock	-	275,271	(314,297)	39,026	-
Peak One	-	48,500	(161,984)	113,484	-
Rider Capital	-	50,000	(89,496)	39,496	-
River North	-	44,750	(182,283)	137,533	-
Tangiers	-	50,000	(123,455)	73,455	-
Union Capital	-	38,000	(198,032)	160,032	-
Total	$235,264	$4,198,967	$(3,174,971)	$1,986,713	$3,245,973